Receivables - Investment in Impaired Receivables (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 233	$ 292
Recorded Investment, Total	484	569
Unpaid Principal Balance, Total	483	569
Average recorded investment, Total	489	583
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	24	17
With no related allowance recorded, Unpaid Principal Balance	24	17
Related Allowance, Total	13	13
With no related allowance recorded, Average recorded investment	22	11
With an allowance recorded, Recorded Investment	33	27
With an allowance recorded, Unpaid Principal Balance	32	27
With an allowance recorded, Average recorded investment	34	30
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	91
With no related allowance recorded, Unpaid Principal Balance	91
Related Allowance, Total	212	249
With no related allowance recorded, Average recorded investment	95
With an allowance recorded, Recorded Investment	311	447
With an allowance recorded, Unpaid Principal Balance	311	447
With an allowance recorded, Average recorded investment	312	473
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	8	30
With an allowance recorded, Recorded Investment	25	78
With an allowance recorded, Unpaid Principal Balance	25	78
With an allowance recorded, Average recorded investment	26	69
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	115	101
Recorded Investment, Total	758	742
Unpaid Principal Balance, Total	753	739
Average recorded investment, Total	864	757
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	12
With no related allowance recorded, Unpaid Principal Balance	12
Related Allowance, Total	3	6
With no related allowance recorded, Average recorded investment	21
With an allowance recorded, Recorded Investment	60	31
With an allowance recorded, Unpaid Principal Balance	60	30
With an allowance recorded, Average recorded investment	63	34
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	35	42
With no related allowance recorded, Unpaid Principal Balance	35	42
Related Allowance, Total	98	78
With no related allowance recorded, Average recorded investment	39	40
With an allowance recorded, Recorded Investment	608	644
With an allowance recorded, Unpaid Principal Balance	608	644
With an allowance recorded, Average recorded investment	708	655
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	8	10
With an allowance recorded, Recorded Investment	25	13
With an allowance recorded, Unpaid Principal Balance	20	11
With an allowance recorded, Average recorded investment	20	14
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	6	7
With an allowance recorded, Recorded Investment	18	12
With an allowance recorded, Unpaid Principal Balance	18	12
With an allowance recorded, Average recorded investment	$ 13	$ 14